Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides disclosure about the relationship between executive “compensation actually paid” (“CAP”) to our CEO and non-CEO
NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act (the “Pay Versus Performance Rules”). For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Mike Baur ($)	Compensation Actually Paid to CEO ($) (1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (1)(2)(3)	ScanSource, Inc. Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income (in millions) ($)	Adjusted EBITDA ($) (5)

2024	5,875,799	7,744,764	1,838,760	1,211,679	184	163	77.1	140.7

2023	5,657,484	5,155,039	1,839,235	1,709,711	123	159	89.8	179.9

2022	5,647,684	7,297,747	2,050,989	2,464,805	129	130	88.8	166.7

2021	6,637,813	7,618,769	1,433,835	1,572,107	117	168	10.8	117.9

(1)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

Chief Executive Officer
	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	5,875,799	5,657,484	5,647,684	6,637,813

Adjustments for Pension	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0

Amount added for current year service cost	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0

Total Adjustments for Pension	0	0	0	0

Adjustments for Equity Awards	—	—	—	—

Adjustment for grant date values in the Summary Compensation Table	(3,858,000)	(3,229,036)	(2,331,320)	(3,690,662)

Year-end fair value of unvested awards granted in the current year	4,633,040	3,093,126	2,751,537	4,490,976

Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,038,850	(386,870)	614,269	123,216

Fair values at vest date for awards granted and vested in current year	0	0	0	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	55,075	20,335	615,578	57,426

Forfeitures during current year equal to prior year-end fair value	0	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0

Total Adjustments for Equity Awards	1,868,965	(502,445)	1,650,063	980,956

Compensation Actually Paid (as calculated)	7,744,764	5,155,039	7,297,747	7,618,769

2024 NOTICE OF ANNUAL MEETING OF SHAREHOLDERS AND PROXY STATEMENT	63

Average Non-Chief Executive Officer Named Executive Officer
	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	1,838,760	1,839,235	2,050,989	1,433,835

Adjustments for Pension	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0

Amount added for current year service cost	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0

Total Adjustments for Pension	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(902,401)	(947,223)	(824,430)	(633,904)

Year-end fair value of unvested awards granted in the current year	620,364	914,109	986,537	741,513

Year-over-year difference of year-end fair values for unvested awards granted in prior years	175,851	(92,141)	113,848	30,003

Fair values at vest date for awards granted and vested in current year	0	0	19,557	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	58,636	(4,269)	118,304	660

Forfeitures during current year equal to prior year-end fair value	(579,531)	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0

Total Adjustments for Equity Awards	(627,082)	(129,524)	413,816	138,272

Compensation Actually Paid (as calculated)	1,211,679	1,709,711	2,464,805	1,572,107

(2)	Equity valuations assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden, Alexandre Conde
2023: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden
2022: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean (Former)
2021: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean, Gerald Lyons (Former)

(4)
Total shareholder return (“TSR”) is calculated base on the value of an initial fixed investment of $100 on June 30, 2021. The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
in the Annual Report.

(5)
We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2024. Adjusted EBITDA is a non-GAAP
financial measure that includes the following:
non-GAAP
operating income;
non-GAAP
net income;
non-GAAP
EPS; adjusted earnings before interest expense, income taxes, depreciation, and amortization. Please refer to page 28 in the Annual Report for a reconciliation of net income to Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2024: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden, Alexandre Conde
2023: Stephen Jones, John Eldh (Former), Shana Smith, Rachel Hayden
2022: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean (Former)
2021: Stephen Jones, John Eldh, Rachel Hayden, Matthew Dean, Gerald Lyons (Former)

Peer Group Issuers, Footnote	Total shareholder return (“TSR”) is calculated base on the value of an initial fixed investment of $100 on June 30, 2021. The selected peer group is the S&P 600 Technology Hardware & Equipment (Industry Group) Index, which is the peer group used by the Company for purposes of Item 201(e) of SEC Regulation
S-K
	in the Annual Report.
PEO Total Compensation Amount	$ 5,875,799	$ 5,657,484	$ 5,647,684	$ 6,637,813
PEO Actually Paid Compensation Amount	$ 7,744,764	5,155,039	7,297,747	7,618,769
Adjustment To PEO Compensation, Footnote

Chief Executive Officer
	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	5,875,799	5,657,484	5,647,684	6,637,813

Adjustments for Pension	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0

Amount added for current year service cost	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0

Total Adjustments for Pension	0	0	0	0

Adjustments for Equity Awards	—	—	—	—

Adjustment for grant date values in the Summary Compensation Table	(3,858,000)	(3,229,036)	(2,331,320)	(3,690,662)

Year-end fair value of unvested awards granted in the current year	4,633,040	3,093,126	2,751,537	4,490,976

Year-over-year difference of year-end fair values for unvested awards granted in prior years	1,038,850	(386,870)	614,269	123,216

Fair values at vest date for awards granted and vested in current year	0	0	0	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	55,075	20,335	615,578	57,426

Forfeitures during current year equal to prior year-end fair value	0	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0

Total Adjustments for Equity Awards	1,868,965	(502,445)	1,650,063	980,956

Compensation Actually Paid (as calculated)	7,744,764	5,155,039	7,297,747	7,618,769

Non-PEO NEO Average Total Compensation Amount	$ 1,838,760	1,839,235	2,050,989	1,433,835
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,211,679	1,709,711	2,464,805	1,572,107
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-Chief Executive Officer Named Executive Officer
	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Total Compensation from Summary Compensation Table	1,838,760	1,839,235	2,050,989	1,433,835

Adjustments for Pension	—	—	—	—

Adjustment for Summary Compensation Table Pension	0	0	0	0

Amount added for current year service cost	0	0	0	0

Amount added for prior service cost impacting current year	0	0	0	0

Total Adjustments for Pension	0	0	0	0

Adjustments for Equity Awards

Adjustment for grant date values in the Summary Compensation Table	(902,401)	(947,223)	(824,430)	(633,904)

Year-end fair value of unvested awards granted in the current year	620,364	914,109	986,537	741,513

Year-over-year difference of year-end fair values for unvested awards granted in prior years	175,851	(92,141)	113,848	30,003

Fair values at vest date for awards granted and vested in current year	0	0	19,557	0

Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	58,636	(4,269)	118,304	660

Forfeitures during current year equal to prior year-end fair value	(579,531)	0	0	0

Dividends or dividend equivalents not otherwise included in the total compensation	0	0	0	0

Total Adjustments for Equity Awards	(627,082)	(129,524)	413,816	138,272

Compensation Actually Paid (as calculated)	1,211,679	1,709,711	2,464,805	1,572,107

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link CAP to our NEOs for fiscal 2024 to Company performance:

Most Important Financial Performance Measures

Adjusted EBITDA

Revenue

ROIC

EPS

Total Shareholder Return Amount	$ 184	123	129	117
Peer Group Total Shareholder Return Amount	163	159	130	168
Net Income (Loss)	$ 77,100,000	$ 89,800,000	$ 88,800,000	$ 10,800,000
Company Selected Measure Amount	140.7	179.9	166.7	117.9
PEO Name	Mike Baur
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link CAP to our NEOs to Company performance for fiscal 2024. Adjusted EBITDA is a non-GAAP
financial measure that includes the following:
non-GAAP
operating income;
non-GAAP
net income;
non-GAAP
	EPS; adjusted earnings before interest expense, income taxes, depreciation, and amortization. Please refer to page 28 in the Annual Report for a reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EPS
PEO | Total Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,868,965	(502,445)	1,650,063	980,956
PEO | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,858,000	3,229,036	2,331,320	3,690,662
PEO | Yearend Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,633,040	3,093,126	2,751,537	4,490,976
PEO | Yearoveryear Difference Of Yearend Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,038,850	386,870	614,269	123,216
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Difference In Fair Values Between Prior Yearend Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,075	20,335	615,578	57,426
PEO | Forfeitures During Current Year Equal To Prior Yearend Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Total Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment For Summary Compensation Table Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Amount Added For Current Year Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Amount Added For Prior Service Cost Impacting Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,082	129,524	(413,816)	(138,272)
Non-PEO NEO | Adjustment For Grant Date Values In The Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	902,401	947,223	824,430	633,904
Non-PEO NEO | Yearend Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	620,364	914,109	986,537	741,513
Non-PEO NEO | Yearoveryear Difference Of Yearend Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,851	92,141	113,848	30,003
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	19,557	0
Non-PEO NEO | Difference In Fair Values Between Prior Yearend Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,636	4,269	118,304	660
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Yearend Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	579,531	0	0	0
Non-PEO NEO | Dividends Or Dividend Equivalents Not Otherwise Included In The Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0